johim13f-123109

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         January 19, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      66
                                                  -----------------------

Form 13F Information Table Value Total:              $440,488 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
ACTIVINDENTITY CORP	      COM       00506P103       208          88,590    SH    Shared-Defined     0                     88,590
ACTIVISION BLIZZARD Inc Com   COM	00507V109       227	     20,400    SH    Shared-Defined     0                     20,400
ALLSCRIPTS MISYS HEALTHCARE   COM	01988PAB4       202	     10,000    SH    Shared-Defined     0                     10,000
ALTRIA GROUP COM	      COM       02209S103       285          14,500    SH    Shared-Defined     0                     14,500
AMERICAN EXPRESS CO           COM       025816109     1,120          27,650    SH    Shared-Defined     0                     27,650
AMGEN INC		      COM       031162100     1,102       1,000,000    SH    Shared-Defined     0                  1,000,000
AMPHENOL CORP CLASS A         COM       032095101    27,971         605,695    SH    Shared-Defined     0                    605,695
APPLE INC COM		      COM       037833100    22,900         108,671    SH    Shared-Defined     0                    108,671
BANK OF AMERICA CORP COM      COM       060505104    14,149	    939,515    SH    Shared-Defined     0                    939,515
BROOKDALE SN LIVING   	      COM	112463104     7,580         416,705    SH    Shared-Defined     0                    416,705
BRUNSWICK CAP LTD             COM       117043109       778         474,156    SH    Shared-Defined     0                    474,156
CADIZ INC     		      COM	127537207     5,291         442,021    SH    Shared-Defined     0                    442,021
CATERPILLAR INC	              COM       149123101     6,917         121,375    SH    Shared-Defined     0                    121,375
CELGENE CORP Com              COM	151020104     4,723	     84,820    SH    Shared-Defined     0                     84,820
CHEVRON CORP COM	      COM	166764100     8,023	    104,207    SH    Shared-Defined     0                    104,207
CHUBB CORP COM                COM       171232101    12,026         244,530    SH    Shared-Defined     0                    244,530
COLGATE-PALMOLIVE CO.         COM       194162103    38,827         472,632    SH    Shared-Defined     0                    472,632
CONAGRA FOODS INC	      COM	205887102     1,053         900,000    SH    Shared-Defined     0                    900,000
CONCUR TECHNOLOGIES INC	      COM       206708109     6,208         145,215    SH    Shared-Defined     0                    145,215
CTRIP COM INTERNATIONAL       COM       22943F100     3,593           5,000    SH    Shared-Defined     0                      5,000
Dr PEPPER SNAPPLE	      COM	26138E109     2,343          82,787    SH    Shared-Defined     0                     82,787
EMERSON ELECTRIC CO COM       COM       291011104    16,461         386,420    SH    Shared-Defined     0                    386,420
EXXON MOBIL CORP              COM       30231G102     6,791          99,586    SH    Shared-Defined     0                     99,586
GENERAL ELECTRIC CO           COM       369604103     1,543         102,000    SH    Shared-Defined     0                    102,000
GLOBAL DEFENSE TECH SYS COM   COM       37950B107       823          50,000    SH    Shared-Defined     0                     50,000
GOOGLE INC CLASS A            COM       38259P508    24,867          40,109    SH    Shared-Defined     0                     40,109
HERSHEY CO                    COM       427866108       452          12,620    SH    Shared-Defined     0                     12,620
INFORMATICA CORP COM          COM       45666Q102     5,185         200,345    SH    Shared-Deinded     0                    200,345
INTEL CORP COM                COM       458140100       316          15,500    SH    Shared-Defined     0                     15,500
INTERCONTINETAL EXCHANGE      COM       45865V100     8,046          71,646    SH    Shared-Defined     0                     71,646
INVERNESS MED INNOV           COM       46126P106     6,373         153,525    SH    Shared-Defined     0                    153,525
ITT INDUSTRIES INC COM	      COM       45068B109       599          12,050    SH    Shared-Defined     0                     12,050
JP MORGAN CHASE COM           COM       46625H100       577          13,850    SH    Shared-Defined     0                     13,850
LAZARD LTD		      COM       G54050102       949          25,000    SH    Shared-Defined     0                     25,000
LOCKHEED MARTIN CORP          COM       539830109     1,254          16,637    SH    Shared-Defined     0                     16,637
MARSH & MCLENNAN COS INC      COM       571748102       336          15,202    SH    Shared-Defined     0                     15,202
MERCK & CO. INC               COM       58933Y105       738          20,193    SH    Shared-Defined     0                     20,193
MONSANTO COM		      COM       61166W101     1,193          14,595    SH    Shared-Defined     0                     14,595
NALCO HOLDINGIN CO            COM       62985Q101       990          38,800    SH    Shared-Defined     0                     38,800
NORTHERN TRUST CO COM         COM       665859104     2,392          45,648    SH    Shared-Defiend     0                     45,648
NUVASIVE INC COM	      COM	670704105    12,586	    393,560    SH    Shared-Defined     0		     393,560
OMNICOM GROUP COM             COM       681919106     1,321          33,750    SH    Shared-Defined     0                     33,750
ORACLE CORP                   COM       68389X105       319          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS         COM       G67743107       274          27,000    SH    Shared-Defined     0                     27,000
PEPSICO INC                   COM       713448108     1,124          18,481    SH    Shared-Defined     0                     18,481
PETROLEO BRASILEIRO SA        COM       71654V408    13,735         288,074    SH    Shared-Defined     0                    288,074
PFIZER INC		      COM       717081103     7,554         415,301    SH    Shared-Defined     0                    415,301
PHILIP MORRIS INTERNATIONAL   COM       718172109    15,943         330,834    SH    Shared-Defined     0                    330,834
PRAXAIR INC                   COM       74005P104     2,706          33,700    SH    Shared-Defined     0                     33,700
PROCTOR & GAMBLE CO           COM       742718109     1,169          19,276    SH    Shared-Defined     0                     19,276
PULTE HOLMES INC COM          COM       745867101     4,244         424,396    SH    Shared-Defined     0                    424,396
QUALCOMM INC COM              COM       747525103    10,090         218,111    SH    Shared-Defined     0                    218,111
REYNOLDS AMERICAN INC         COM       761713106    28,074         529,994    SH    Shared-Defined     0                    529,994
ROYAL CARIBBEAN COM           COM       V7780T103     8,866         350,730    SH    Shared-Defined     0                    350,730
SALESFORCE.COM INC            COM       79466L302    11,096         150,415    SH    Shared-Defined     0                    150,415
SCHLUMBERGER                  COM       806857108     1,923          29,550    SH    Shared-Defined     0                     29,550
SEAGATE TECHNOLOGY COM        COM       G7945J104     3,486         191,620    SH    Shared-Defined     0                    191,620
SOUTHERN CO COM	              COM       842587107    18,662         560,097    SH    Shared-Defined     0                    560,097
TEXTRON INC                   COM       883203101     6,106         324,631    SH    Shared-Defined     0                    324,631
TOLL BROTHERS INC             COM       889478103       255          13,580    SH    Shared-Defined     0                     13,580
VERIZON COMMUNICATIONS        COM       92343V104       790          23,837    SH    Shared-Defined     0                     23,837
VISA INC          	      COM       92826C839    10,658         121,860    SH    Shared-Defined     0                    121,860
WALGREEN CO COM               COM       931422109     8,159         222,185    SH    Shared-Defined     0                    222,185
WAL MART STORES INC COM	      COM       931142103     4,476          83,740    SH    Shared-Defined     0                     83,740
WEATHERFORD INTERNATIONAL     COM       H27013103    20,162       1,125,721    SH    Shared-Defined     0                  1,125,721
WISCONSIN ENERGY COM          COM       976657106     1,299          26,060    SH    Shared-Defined     0                     26,060